LEASES - Maturities of Operating and Financing Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
2026	$ 183
2027	150
2028	122
2029	97
2030	72
Thereafter	332
Total lease payments	957
Less imputed interest	168
Total present value of lease liabilities	789	$ 832
Finance Leases
2026	8
2027	7
2028	4
2029	3
2030	2
Thereafter	3
Total lease payments	27
Less imputed interest	2
Total present value of lease liabilities	$ 25	$ 28